INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Goodwill [Line Items]
Expiration of patents description			The expirations of the existing patents range from 2021 to 2039
Book value patent applications, net	$ 104		$ 94	$ 1,725
Intangible asset amortization expense	70	67	273	337
General and Administrative Expense [Member]
Goodwill [Line Items]
Book value patent applications, net	104		100	1,700
Intangible asset amortization expense	$ 70	$ 67	$ 300	$ 300